Special Items Schedule of Special Items Recorded By Segment (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		$ 346.7	$ 324.4	$ 200.0
Accelerated depreciation		49.4
Bri Loan Guarantee Adjustment [Member] | Canada [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		0.0	(63.2)	0.0
Termination Fees and Other (Gains)/Losses [Member] | Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		10.0	0.0	0.0
Termination Fees and Other (Gains)/Losses [Member] | MCI [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		0.0	0.0	(4.8)
Termination of joint venture [Member] | Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		0.0	0.0	13.2
Restructuring Charges [Member] | Canada [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		2.1	7.6	10.6
Restructuring Charges [Member] | Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		3.0	3.7	14.5
Restructuring Charges [Member] | MCI [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		3.2	0.0	0.4
Restructuring Charges [Member] | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		0.0	0.3	1.3
Other Employee-Related Costs [Member] | Canada [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		0.0	0.0	2.2
Software Abandonment [Member] | Canada [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		0.0	13.8	17.9
Asset Abandonment [Member] | Canada [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		25.1	0.0	0.0
Asset Abandonment [Member] | Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		27.5		0.0
Asset Abandonment [Member] | MCI [Member]
Restructuring Cost and Reserve [Line Items]
Accelerated depreciation	$ 0.7
Brand Impairment [Member] | Europe [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		275.0	360.0	150.9
China Impairment [Member] | MCI [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, settlement and impairment provisions		3.2	0.0	0.0
Release Of Non-income-related Tax Reserve [Member] | Europe [Member]
Restructuring Cost and Reserve [Line Items]
Unusual or Infrequent Item, Gain, Gross		0.0	0.0	(4.2)
Flood Insurance Reimbursement [Member] | Europe [Member]
Restructuring Cost and Reserve [Line Items]
Europe - Flood loss (insurance reimbursement), net		(2.4)	(1.8)	(2.0)
Unusual or Infrequent Item, Insurance Proceeds		$ 2.4	$ 3.9	$ 7.4